Note 9 - (Loss) / Earnings Per Share	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Earnings Per Share [Text Block]

9. (Loss) / Earnings Per Share

Basic and diluted (loss) / earnings per common share attributable to controlling shareholders are computed as follows:

	For the six months ended June 30,
	2025	2026
(Loss) / income:
Net (loss) / income attributable to controlling shareholders	(6,774,193)	6,843,670
Weighted average common shares – outstanding, basic	2,737,297	2,791,262
Basic (loss) / earnings per share attributable to controlling shareholders	(2.47)	2.45

Effect of dilutive shares
Dilutive effect of unvested shares	-	45,884
Weighted average common shares – outstanding, diluted	2,737,297	2,837,146
Diluted (loss) / earnings per share attributable to controlling shareholders	(2.47)	2.41

For the six-month periods ended June 30, 2025, during which the Company incurred losses, the effect of 89,400 non-vested stock awards was anti-dilutive. For the six-month periods ended June 30, 2026, the denominator of the diluted earnings per share calculation includes 45,884 common shares, being the number of incremental shares assumed issued under the treasury stock method.